Vehicles, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Summary of company's vehicles, net
The Company’s vehicles, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Deployed vehicles	$102,450	$69,944
Undeployed vehicles	17,480	24,676
Spare parts	9,608	15,000
Less: Accumulated depreciation	(38,021)	(28,515)

Total vehicles, net	$91,517	$81,105

The Company’s vehicles, net consists of the following (in thousands):

	December 31,
	2020	2019
Released Vehicles	$69,944	$65,603
Unreleased Vehicles	24,676	30,066
Spare Parts	15,000	21,516
Less: Accumulated depreciation	(28,515)	(26,040)

Total vehicles, net	$81,105	$91,145